Risks (Tables)	12 Months Ended
Dec. 31, 2022
Risks
Schedule of liquidity risk

	Less than 1			More than 5
in 000€	year	2 to 3 years	4-5 years	years	Total
At December 31, 2022
Loans & borrowings	18,156	35,131	15,017	8,627	76,931
Lease liabilities	3,080	2,725	1,289	1,425	8,519
Trade payables	23,230	—	—	—	23,230
Other current liabilities	339	—	—	—	339
Total	44,805	37,856	16,306	10,052	109,019

	Less than 1			More than 5
	year	2 to 3 years	4-5 years	years	Total
At December 31, 2021
Loans & borrowings	19,081	41,590	19,587	14,901	95,159
Lease liabilities	3,496	3,790	946	1,102	9,334
Trade payables	20,171	—	—	—	20,171
Other current liabilities	750	—	—	—	750
Total	43,498	45,380	20,533	16,003	125,414

	Less than 1			More than 5
	year	2 to 3 years	4-5 years	years	Total
At December 31, 2020
Loans & borrowings	15,335	36,819	34,928	23,565	110,647
Lease liabilities	3,831	4,850	1,570	1,420	11,671
Trade payables	17,698	—	—	—	17,698
Other current liabilities	3,798	—	—	—	3,798
Total	40,662	41,669	36,498	24,985	143,814

Schedule of aging of trade receivables

			Less than 30				More than
in 000€	Total	Non-due	days	31-60 days	61-90 days	91-180 days	181 days
December 31, 2022	51,043	41,764	5,451	2,212	656	458	502
December 31, 2021	41,541	34,002	4,199	1,634	426	611	669
December 31, 2020	30,871	25,707	3,176	858	423	327	380